UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel USA Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     February 09, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     89

Form13F Information Table Value Total:     299521


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Ace Ltd.                       ORD              G0070K103    10700   252000 SH         SOLE                 252000        0        0
Aegon N.V.                     ORD.             007924103     4875   117606 SH         SOLE                 117606        0        0
Alliance Cap Mgmt LP           Unit LTD Partn   018548107      190     3810 SH         SOLE                   3810        0        0
American Express Co.           COM              025816109      260     4750 SH         SOLE                   4750        0        0
American Home Prods Corp.      COM              026609107      170     2700 SH         SOLE                   2700        0        0
American Intl Group Inc.       COM              026874107      445     4491 SH         SOLE                   4491        0        0
Applied Materials Inc.         COM              038222105      110     2950 SH         SOLE                   2950        0        0
Automatic Data Processing Inc  COM              053015103      270     4180 SH         SOLE                   4180        0        0
Bellsouth Corp                 COM              079860102      135     3260 SH         SOLE                   3260        0        0
Berkshire Hathaway Inc. Del    CL A             084670108    31030      437 SH         SOLE                    437        0        0
Bristol Myers Squibb Co.       COM              110122108      265     3562 SH         SOLE                   3562        0        0
Calpine Corp                   COM              131347106      200     4480 SH         SOLE                   4480        0        0
Chubb Corp                     COM              171232101     5700    65900 SH         SOLE                  65900        0        0
Cincinnati Finl Corp           COM              172062101     6660   168400 SH         SOLE                 168400        0        0
Cisco Sys Inc                  COM              17275R102      380     9820 SH         SOLE                   9820        0        0
Citigroup Inc.                 COM              172967101      705    13761 SH         SOLE                  13761        0        0
Coca Cola Co                   COM              191216100      190     3150 SH         SOLE                   3150        0        0
Colgate Palmolive Co.          COM              194162103      240     3710 SH         SOLE                   3710        0        0
Comerica Inc.                  COM              200340107      170     2850 SH         SOLE                   2850        0        0
Comverse Technology Inc        COM PAR .10      205862402      305     2800 SH         SOLE                   2800        0        0
Corning Inc                    COM              219350105      100     1710 SH         SOLE                   1710        0        0
CVS Corp.                      COM              126650100     1980    33000 SH         SOLE                  33000        0        0
Dallas Semiconductor Corp.     COM              235204104      140     5370 SH         SOLE                   5370        0        0
Dollar General Corp.           COM              256669102     7065   374250 SH         SOLE                 374250        0        0
Duke Energy Corp               COM              264399106      170     1990 SH         SOLE                   1990        0        0
Ecolab Inc.                    COM              278865100      300     6920 SH         SOLE                   6920        0        0
Elan PLC                       ADR              284131208    14225   303850 SH         SOLE                 303850        0        0
EMC Corp Mass                  COM              268648102      485     7300 SH         SOLE                   7300        0        0
Emerson Electric Co.           COM              291011104      565     7160 SH         SOLE                   7160        0        0
Enron Corp.                    COM              293561106      200     2360 SH         SOLE                   2360        0        0
Ethan Allen Interiors Inc.     COM              297602104     5450   162750 SH         SOLE                 162750        0        0
Exxon Corp.                    COM              302290101      500     5774 SH         SOLE                   5774        0        0
Federal Home Loan Mortgage     COM              313400301    16290   236500 SH         SOLE                 236500        0        0
Federal National Mortgage Ass  COM              313586109    15040   173406 SH         SOLE                 173406        0        0
FPL Group Inc                  COM              302571104      210     2890 SH         SOLE                   2890        0        0
Gannett Co.                    COM              364730101    10830   171800 SH         SOLE                 171800        0        0
General Dynamics Corp          COM              369550108      240     3060 SH         SOLE                   3060        0        0
General Elec Co                COM              369604103      245     5110 SH         SOLE                   5110        0        0
Gillette Co.                   CL. A            375766102     6170   170780 SH         SOLE                 170780        0        0
Guidant Corp                   COM              401698105      175     3250 SH         SOLE                   3250        0        0
Harley Davidson Inc            COM              412822108      150     3790 SH         SOLE                   3790        0        0
Home Depot Inc.                COM              437076102      305     6650 SH         SOLE                   6650        0        0
Horace Mann Educators Corp New COM              440327104     8100   378900 SH         SOLE                 378900        0        0
India Fund Inc.                COM              454089103      915    75818 SH         SOLE                  75818        0        0
Intel Corp.                    COM              458140100      240     8040 SH         SOLE                   8040        0        0
International Business Machs   COM              459200101      210     2440 SH         SOLE                   2440        0        0
Interpublic Group Cos. Inc.    COM              460690100      335     7880 SH         SOLE                   7880        0        0
IPC Holdings Ltd.              COM              G4933P101     5410   257500 SH         SOLE                 257500        0        0
Johnson & Johnson              COM              478160104      510     4840 SH         SOLE                   4840        0        0
Knight Ridder Inc.             COM              499040103    10690   188020 SH         SOLE                 188020        0        0
Lilly Eli & Co                 COM              532457108      210     2230 SH         SOLE                   2230        0        0
Markel Corp.                   COM              570535104    15660    86500 SH         SOLE                  86500        0        0
Marsh & McClennan Cos Inc      COM              571748102      170     1460 SH         SOLE                   1460        0        0
McDonalds Corp.                COM              580135101     8345   245440 SH         SOLE                 245440        0        0
Medtronic Inc                  COM              585055106      205     3360 SH         SOLE                   3360        0        0
Merck & Co.                    COM              589331107      390     4170 SH         SOLE                   4170        0        0
Mercury General Corp. New      COM              589400100    15265   347900 SH         SOLE                 347900        0        0
Microsoft Corp.                COM              594918104      235     5390 SH         SOLE                   5390        0        0
Morgan Stanley India Invt. Fd. COM              61745C105      785    70900 SH         SOLE                  70900        0        0
Motorola Inc.                  COM              620076109      100     1730 SH         SOLE                   1730        0        0
Nokia Corp.                    Spons. ADR       654902204    27385   629500 SH         SOLE                 629500        0        0
Nortel Network Corp            COM              656568102      120     3730 SH         SOLE                   3730        0        0
Nucor Corp.                    COM              670346105      300     7550 SH         SOLE                   7550        0        0
Old Republic International     COM              680223104    15445   482582 SH         SOLE                 482582        0        0
Oracle Corp                    COM              68389X105      490    16870 SH         SOLE                  16870        0        0
Orbotech LTD.                  ORD              M75253100      605    16250 SH         SOLE                  16250        0        0
Pepsico Inc.                   COM              713448108      310     6230 SH         SOLE                   6230        0        0
Pfizer Inc.                    COM              717081103      380     8260 SH         SOLE                   8260        0        0
Procter & Gamble Co.           COM              742718109      295     3740 SH         SOLE                   3740        0        0
SBC Communications Inc.        COM              78387G103      315     6583 SH         SOLE                   6583        0        0
Schlumberger Ltd               COM              806857108      165     2050 SH         SOLE                   2050        0        0
Schwab Charles Corp New        COM              808513105      150     5290 SH         SOLE                   5290        0        0
Sherwin Williams Co.           COM              824348106     5450   207200 SH         SOLE                 207200        0        0
State Str Corp                 COM              857477103      185     1470 SH         SOLE                   1470        0        0
Sun Microsystems Inc           COM              866810104      245     8790 SH         SOLE                   8790        0        0
Telecomunicacoes BrasileirasSA Spon ADR         879287308     1580    21655 SH         SOLE                  21655        0        0
Telefonos De Mexico SA         SP ADR           879403780     2350    52100 SH         SOLE                  52100        0        0
Tellabs Inc.                   COM              879664100      220     3890 SH         SOLE                   3890        0        0
Texaco Inc.                    COM              881694103      430     6900 SH         SOLE                   6900        0        0
Torchmark Corp.                COM              891027104     8070   210000 SH         SOLE                 210000        0        0
UnumProvident Corp.            COM              903192102     8615   320563 SH         SOLE                 320563        0        0
Valassis Communications Inc.   COM              918866104     3790   120000 SH         SOLE                 120000        0        0
Verizon Communications Inc     COM              92343V104      180     3631 SH         SOLE                   3631        0        0
Vina Concha Y Toro SA          Sponsored ADR    927191106      710    18200 SH         SOLE                  18200        0        0
Wal Mart Stores Inc            COM              931142103      295     5540 SH         SOLE                   5540        0        0
Walgreen Co                    COM              931422109      190     4520 SH         SOLE                   4520        0        0
Watts Industries Inc.          CL. A            942749102     5855   421900 SH         SOLE                 421900        0        0
Wells Fargo & Co. Del.         COM              949740104     3561    91900 SH         SOLE                  91900        0        0
Wrigley William Jr. Co.        COM              982526105      225     2360 SH         SOLE                   2360        0        0


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